Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2003
Commitment And Contingencies [Line Items]
Amount of fixed rate loan commitments		$ 0	$ 0
Initial term of employment agreements		3 years
Rental expenses		54,000	61,000	55,000
Variable monthly cost associated with contract, average		1,200,000
Annual cost under branding agreements		130,000
Amount of annual cost per covered individual under first specific stop loss policy limits		75,000
Amount of annual cost per covered individual under second specific stop loss policy limits		1,723,076
Liability related to self insured medical expenses		393,000	438,000
Duration of interest rate swap agreement	7 years
Interest rate swap amount	10,000,000
Fixed rate of interest rate swap agreement to be paid	7.27%
Interest rate to be received under swap agreement	Three-month London Interbank Lending Rate (Libor) plus 3.10%	Three-month LIBOR plus 3.10% adjusted quarterly
Percentage above LIBOR	3.10%	3.10%			3.10%
Cost of termination of cash flow hedge		750,000
Minimum [Member]
Commitment And Contingencies [Line Items]
Period of most guarantees		1 year
Maximum [Member]
Commitment And Contingencies [Line Items]
Period of most guarantees		2 years
Commitments to Extend Credit [Member]
Commitment And Contingencies [Line Items]
Contractual notional amount of instruments		31,103,000	27,294,000
Unused Lines of Credit [Member]
Commitment And Contingencies [Line Items]
Contractual notional amount of instruments		$ 74,700,000	$ 60,800,000